CRYPTOCURRENCY ASSETS - Schedule of units, cost basis, and fair value of cryptocurrency assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
CRYPTOCURRENCY ASSETS
Cost Basis	$ 8,985
Fair Value	$ 9,581
Ethereum
CRYPTOCURRENCY ASSETS
Units	1,246
Cost Basis	$ 3,415
Fair Value	$ 4,181
Dogecoin
CRYPTOCURRENCY ASSETS
Units	7,605,910
Cost Basis	$ 2,915
Fair Value	$ 2,383
Bitcoin
CRYPTOCURRENCY ASSETS
Units	19
Cost Basis	$ 1,473
Fair Value	$ 1,831
USDT
CRYPTOCURRENCY ASSETS
Units	932,333
Cost Basis	$ 932
Fair Value	$ 932
Litecoin
CRYPTOCURRENCY ASSETS
Units	1,770
Cost Basis	$ 192
Fair Value	176
Other cryptocurrency assets
CRYPTOCURRENCY ASSETS
Cost Basis	58
Fair Value	$ 78